UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10135

Waddell & Reed Advisors Select Funds, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Dividend Income Fund
March 31, 2007
COMMON STOCKS	Shares	Value

Aircraft - 4.97%
Boeing Company (The)	153,800	$13,674,358
Goodrich Corporation	120,750	6,216,210
Raytheon Company	151,000	7,921,460
		27,812,028
Banks - 2.52%
Bank of America Corporation	223,000	11,377,460
Mellon Financial Corporation	63,100	2,722,134
		14,099,594
Beverages - 3.61%
Coca-Cola Company (The)	116,050	5,570,400
Diageo plc, ADR	113,700	9,204,015
PepsiCo, Inc.	85,800	5,453,448
		20,227,863
Capital Equipment - 4.02%
Caterpillar Inc.	74,500	4,993,735
Deere & Company	160,950	17,485,608
		22,479,343
Chemicals - Petroleum and Inorganic - 3.97%
E.I. du Pont de Nemours and Company	181,600	8,976,488
Monsanto Company	130,450	7,169,532
UAP Holding Corp.	234,300	6,055,483
		22,201,503
Chemicals - Specialty - 1.59%
Air Products and Chemicals, Inc.	120,300	8,888,967

Computers - Peripherals - 1.28%
Microsoft Corporation	258,000	7,189,170

Electrical Equipment - 0.42%
Emerson Electric Co.	54,700	2,357,023

Electronic Components - 0.83%
Microchip Technology Incorporated	130,600	4,642,177

Health Care - Drugs - 2.44%
Abbott Laboratories	101,650	5,672,070
Novartis AG, ADR	39,800	2,174,274
Pfizer Inc.	230,700	5,827,482
		13,673,826
Hospital Supply and Management - 1.01%
Medtronic, Inc.	115,050	5,644,353

Hotels and Gaming - 2.90%
Harrah's Entertainment, Inc.	73,400	6,198,630
Starwood Hotels & Resorts Worldwide, Inc.	154,300	10,006,355
		16,204,985
Household - General Products - 4.61%
Colgate-Palmolive Company	160,050	10,689,739
Fortune Brands, Inc.	62,500	4,926,250
Procter & Gamble Company (The)	161,600	10,206,656
		25,822,645
Insurance - Life - 0.95%
Aflac Incorporated	113,250	5,329,545

Insurance - Property and Casualty - 2.88%
ACE Limited	83,450	4,761,657
Everest Re Group, Ltd.	57,200	5,500,924
Travelers Companies, Inc. (The)	113,050	5,852,599
		16,115,180
Metal Fabrication - 1.30%
Loews Corporation, Carolina Group	96,400	7,288,804

Mining - 0.70%
Freeport-McMoRan Copper & Gold Inc., Class B	17,822	1,179,638
Rio Tinto plc, ADR	12,000	2,733,720
		3,913,358
Multiple Industry - 6.18%
Altria Group, Inc.	162,000	14,225,220
General Electric Company	409,500	14,479,920
Valero GP Holdings, LLC	212,900	5,907,975
		34,613,115
Non-Residential Construction - 2.10%
Fluor Corporation	130,950	11,748,834

Petroleum - International - 5.50%
Anadarko Petroleum Corporation	167,100	7,181,958
Apache Corporation	77,000	5,443,900
Exxon Mobil Corporation	203,000	15,316,350
Marathon Oil Corporation	28,550	2,821,596
		30,763,804
Petroleum - Services - 9.16%
Baker Hughes Incorporated	155,750	10,299,747
Grant Prideco, Inc.*	123,900	6,175,176
National Oilwell Varco, Inc.*	84,950	6,608,261
Schlumberger Limited	240,900	16,646,190
Transocean Inc.*	66,050	5,396,285
Weatherford International Ltd.*	135,850	6,126,835
		51,252,494
Railroad - 2.39%
Burlington Northern Santa Fe Corporation	66,150	5,320,444
Union Pacific Corporation	79,450	8,068,147
		13,388,591
Real Estate Investment Trust - 5.68%
Douglas Emmett, Inc.	294,550	7,519,862
Host Hotels & Resorts, Inc.	164,837	4,336,861
ProLogis	85,050	5,522,297
Simon Property Group, Inc.	82,200	9,144,750
Vornado Realty Trust	43,900	5,239,026
		31,762,796
Restaurants - 0.95%
McDonald's Corporation	118,250	5,327,162

Security and Commodity Brokers - 11.60%
AllianceBernstein Holding L.P.	197,850	17,509,725
Chicago Mercantile Exchange Holdings Inc.	29,800	15,867,308
J.P. Morgan Chase & Co.	265,332	12,836,762
NYMEX Holdings, Inc.*	81,800	11,105,168
UBS AG	127,550	7,580,297
		64,899,260
Tobacco - 1.13%
Reynolds American Inc.	101,400	6,328,374

Trucking and Shipping - 1.32%
United Parcel Service, Inc., Class B	105,050	7,364,005

Utilities - Electric - 2.85%
Dominion Resources, Inc.	82,850	7,354,595
NRG Energy, Inc.*	119,150	8,583,566
		15,938,161
Utilities - Gas and Pipeline - 2.07%
Enbridge Inc.	136,450	4,455,093
Kinder Morgan, Inc.	66,900	7,121,505
		11,576,598
Utilities - Telephone - 3.75%
AT&T Inc.	202,990	8,003,896
Iowa Telecommunications Services, Inc.	315,700	6,314,000
Windstream Corporation	453,400	6,660,446
		20,978,342

TOTAL COMMON STOCKS - 94.68%		$529,831,900

(Cost: $418,755,764)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Capital Equipment - 1.25%
Caterpillar Inc.,
5.3%, 4-9-07	$7,000	6,991,756

Finance Companies - 1.18%
PACCAR Financial Corp.,
5.26%, 4-9-07	6,625	6,617,256

Health Care - Drugs - 0.89%
GlaxoSmithKline Finance plc,
5.32%, 4-10-07	5,000	4,993,350

Publishing - 0.70%
Gannett Co., Inc.,
5.32%, 4-5-07	3,923	3,920,681

Utilities - Telephone - 0.94%
AT&T Inc.,
5.44%, 4-2-07	5,254	5,253,206

Total Commercial Paper - 4.96%		27,776,249

Municipal Obligation - Taxable - 0.36%
California
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.),
5.29%, 4-10-07	2,000	2,000,000

TOTAL SHORT-TERM SECURITIES - 5.32%		$29,776,249

(Cost: $29,776,249)

TOTAL INVESTMENT SECURITIES - 100.00%		$559,608,149

(Cost: $448,532,013)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of Waddell & Reed Advisors Energy Fund
March 31, 2007
COMMON STOCKS	Shares	Value

Business Equipment and Services - 2.61%
Bucyrus International, Inc., Class A	27,050	$1,391,993
Headwaters Incorporated*	30,450	665,332
Jacobs Engineering Group Inc.*	26,300	1,226,895
		3,284,220
Capital Equipment - 5.52%
Cameron International Corporation*	56,050	3,519,379
Shaw Group Inc. (The)*	33,900	1,060,053
SunPower Corporation, Class A*	26,250	1,194,506
Suntech Power Holdings Co., Ltd., ADR*	33,950	1,175,010
		6,948,948
Chemicals - Specialty - 0.78%
VeraSun Energy Corporation*	49,300	979,591

Coal - 3.51%
Alpha Natural Resources, Inc.*	53,050	829,171
Foundation Coal Holdings, Inc.	28,250	970,105
Massey Energy Company	30,400	729,296
Peabody Energy Corporation	46,950	1,889,268
		4,417,840
Electrical Equipment - 2.91%
Canadian Solar Inc.*	96,500	942,322
First Solar, Inc.*	47,200	2,452,984
Hydrogenics Corporation*	284,750	273,360
		3,668,666
Electronic Components - 0.56%
Evergreen Solar, Inc.*	72,350	705,051

Electronic Instruments - 0.80%
Energy Conversion Devices, Inc.*	28,700	1,001,343

Mining - 1.74%
Arch Coal, Inc.	31,000	951,390
Cameco Corporation	30,300	1,240,482
		2,191,872
Multiple Industry - 0.97%
General Electric Company	34,450	1,218,152

Non-Residential Construction - 2.96%
Fluor Corporation	26,150	2,346,178
Technip SA, ADR	18,850	1,374,165
		3,720,343
Petroleum - Canada - 0.92%
Suncor Energy Inc.	15,100	1,152,885

Petroleum - Domestic - 5.03%
ENSCO International Incorporated	37,850	2,059,040
Sunoco, Inc.	23,050	1,623,642
Valero Energy Corporation	29,150	1,879,883
XTO Energy Inc.	14,150	775,562
		6,338,127
Petroleum - International - 31.16%
Anadarko Petroleum Corporation	50,250	2,159,745
Apache Corporation	43,150	3,050,705
BP p.l.c., ADR	42,650	2,761,588
CNOOC Limited, ADR	6,850	600,266
ConocoPhillips	37,050	2,532,368
Devon Energy Corporation	38,700	2,678,814
EOG Resources, Inc.	38,300	2,732,322
Exxon Mobil Corporation	57,150	4,311,967
Hess Corporation	24,500	1,359,015
Marathon Oil Corporation	24,050	2,376,862
Newfield Exploration Company*	75,500	3,149,105
Noble Energy, Inc.	53,950	3,218,118
Occidental Petroleum Corporation	49,350	2,433,449
PetroChina Company Limited, ADR	5,750	673,268
Petroleo Brasileiro S.A. - Petrobras, ADR	6,400	636,864
Statoil ASA, ADR	37,000	1,001,960
TOTAL S.A., ADR	8,800	614,064
Talisman Energy Inc.	129,400	2,272,264
Ultra Petroleum Corp.*	12,500	664,125
		39,226,869
Petroleum - Services - 28.40%
BJ Services Company	72,400	2,019,960
Baker Hughes Incorporated	54,450	3,600,778
Complete Production Services, Inc.*	113,300	2,255,803
FMC Technologies, Inc.*	10,900	760,384
Grant Prideco, Inc.*	61,000	3,040,240
Halliburton Company	63,750	2,023,425
Nabors Industries Ltd.*	103,200	3,061,944
National Oilwell Varco, Inc.*	55,800	4,340,682
Schlumberger Limited	63,550	4,391,305
Smith International, Inc.	58,400	2,806,120
TODCO, Class A	49,650	2,002,384
Transocean Inc.*	30,500	2,491,850
Weatherford International Ltd.*	65,650	2,960,815
		35,755,690
Utilities - Electric - 4.77%
Entergy Corporation	31,200	3,273,504
Exelon Corporation	39,750	2,731,222
		6,004,726
Utilities - Gas and Pipeline - 4.96%
Enbridge Inc.	71,800	2,344,270
Kinder Morgan, Inc.	24,400	2,597,380
Southwestern Energy Company*	31,900	1,307,262
		6,248,912

TOTAL COMMON STOCKS - 97.60%		$122,863,235

(Cost: $116,898,088)

SHORT-TERM SECURITIES - 2.40%	Principal Amount in Thousands

Aluminum
Alcoa Incorporated,
5.44%, 4-2-07	$3,022	3,021,543
(Cost: $3,021,543)

TOTAL INVESTMENT SECURITIES - 100.00%		$125,884,778

(Cost: $119,919,631)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of Waddell & Reed Advisors Value Fund
March 31, 2007
COMMON STOCKS	Shares	Value

Aircraft - 2.71%
Lockheed Martin Corporation	62,700	$6,083,154
Raytheon Company	186,300	9,773,298
		15,856,452
Banks - 9.34%
Bank of America Corporation	510,370	26,039,077
Citigroup Inc.	294,900	15,140,166
Wachovia Corporation	133,900	7,371,195
Wells Fargo & Company	178,000	6,128,540
		54,678,978
Beverages - 1.55%
Diageo plc, ADR	111,700	9,042,115

Business Equipment and Services - 0.91%
Waste Management, Inc.	154,600	5,319,786

Capital Equipment - 1.01%
Illinois Tool Works Inc.	114,200	5,892,720

Chemicals - Petroleum and Inorganic - 1.05%
E.I. du Pont de Nemours and Company	124,400	6,149,092

Chemicals - Specialty - 1.72%
Air Products and Chemicals, Inc.	57,400	4,241,286
Mosaic Company*	219,000	5,838,540
		10,079,826
Communications Equipment - 0.87%
Cisco Systems, Inc.*	100,100	2,552,050
Nokia Corporation, Series A, ADR	110,800	2,539,536
		5,091,586
Computers - Main and Mini - 5.41%
Hewlett-Packard Company	612,800	24,597,792
Xerox Corporation*	417,200	7,046,508
		31,644,300
Computers - Peripherals - 0.96%
Adobe Systems Incorporated (A)*	135,300	5,641,333

Defense - 1.21%
General Dynamics Corporation	92,800	7,089,920

Electronic Components - 0.39%
Motorola, Inc.	128,300	2,267,061

Finance Companies - 5.03%
Capital One Financial Corporation (A)	134,700	10,164,462
Fannie Mae	177,500	9,687,950
Freddie Mac	160,800	9,565,992
		29,418,404
Food and Related - 1.32%
General Mills, Inc.	132,500	7,714,150

Furniture and Furnishings - 0.68%
Masco Corporation	145,700	3,992,180

Health Care - Drugs - 3.79%
Endo Pharmaceuticals Holdings Inc.*	88,600	2,604,397
McKesson Corporation	171,500	10,039,610
Pfizer Inc.	376,300	9,505,338
		22,149,345
Health Care - General - 1.87%
Boston Scientific Corporation (A)*	305,900	4,447,786
Da Vita Inc. (A)*	121,600	6,483,712
		10,931,498
Hospital Supply and Management - 4.45%
Aetna Inc.	166,100	7,273,519
Coventry Health Care, Inc. (A)*	187,300	10,498,165
Humana Inc. (A)*	142,700	8,279,454
		26,051,138
Insurance - Life - 3.87%
Unum Group (A)	984,500	22,673,035

Insurance - Property and Casualty - 5.99%
Assurant, Inc.	106,600	5,716,958
Everest Re Group, Ltd.	74,000	7,116,580
MBIA Inc.	87,100	5,704,179
Travelers Companies, Inc. (The)	319,083	16,518,927
		35,056,644
Metal Fabrication - 1.87%
Loews Corporation, Carolina Group	144,900	10,955,889

Motion Pictures - 0.48%
News Corporation Limited, Class A	88,600	2,048,432
Regal Entertainment Group	39,400	782,878
		2,831,310
Multiple Industry - 3.44%
Altria Group, Inc.	228,900	20,099,709

Petroleum - International - 12.63%
Anadarko Petroleum Corporation	166,900	7,173,362
ChevronTexaco Corporation	266,300	19,695,548
ConocoPhillips	101,100	6,910,185
Devon Energy Corporation	116,700	8,077,974
Exxon Mobil Corporation	425,000	32,066,250
		73,923,319
Railroad - 1.87%
Union Pacific Corporation	107,900	10,957,245

Real Estate Investment Trust - 1.62%
Duke Realty Corporation	121,800	5,294,646
Vornado Realty Trust	35,300	4,212,702
		9,507,348
Restaurants - 1.13%
McDonald's Corporation	146,575	6,603,204

Retail - General Merchandise - 0.98%
Family Dollar Stores, Inc.	194,100	5,749,242

Retail - Specialty Stores - 0.15%
Home Depot, Inc. (The)	23,300	856,042

Security and Commodity Brokers - 8.76%
Bear Stearns Companies Inc. (The)	45,200	6,795,820
CIT Group Inc.	128,500	6,800,220
J.P. Morgan Chase & Co.	523,556	25,329,639
Morgan Stanley	156,500	12,325,940
		51,251,619
Utilities - Electric - 3.70%
Energy East Corporation	87,800	2,138,808
Exelon Corporation	56,500	3,882,115
Mirant Corporation*	178,000	7,201,880
NRG Energy, Inc.*	116,800	8,414,272
		21,637,075
Utilities - Gas and Pipeline - 2.23%
FirstEnergy Corp.	197,000	13,049,280

Utilities - Telephone - 4.02%
AT&T Inc.	334,100	13,173,563
Sprint Nextel Corporation	161,800	3,067,728
Verizon Communications Inc. (A)	192,100	7,284,432
		23,525,723

TOTAL COMMON STOCKS - 97.01%		$567,686,568

(Cost: $446,209,483)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Finance Companies - 1.26%
BP Capital Markets p.l.c.,
5.42%, 4-2-07	$7,378	7,376,889

Health Care - Drugs - 0.68%
GlaxoSmithKline Finance plc,
5.32%, 4-10-07	4,000	3,994,680

Utilities - Telephone - 0.85%
Verizon Communications Inc.,
5.35%, 4-4-07	5,000	4,997,771

Total Commercial Paper - 2.79%		16,369,340

Municipal Obligation - Taxable - 0.20%
Washington
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Mill Pointe Apartments Project), Series 1999B (U. S. Bank, National Association),
5.42%, 4-2-07	1,155	1,155,000

TOTAL SHORT-TERM SECURITIES - 2.99%		$17,524,340

(Cost: $17,524,340)

TOTAL INVESTMENT SECURITIES - 100.00%		$585,210,908

(Cost: $463,733,823)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Securities serve as cover for the following written options outstanding at March 31, 2007.

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Adobe Systems Incorporated	1,353	April/42.5	$105,761	$94,710
Boston Scientific Corporation	1,052	April/20	49,444	2,400
Boston Scientific Corporation	1,052	May/19	27,878	6,149
Boston Scientific Corporation	955	June/16	42,020	41,065
Da Vita Inc.	1,055	April/60	60,978	5,275
Humana Inc.	713	May/70	53,830	8,913
Unum Group	964	June/25	27,955	28,920
Verizon Communications Inc.	10	April/40	454	25
			$368,320	$187,457

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Capital One Financial Corporation	372	April/75	$75,142	$63,240
Capital One Financial Corporation	372	April/70	29,015	13,020
Capital One Financial Corporation	305	June/75	74,571	97,600
Capital One Financial Corporation	305	May/75	54,747	73,200
Coventry Health Care, Inc.	154	April/45	7,392	385
			$240,867	$247,445

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Select Funds, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 30, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: May 30, 2007